Related Parties - Summarized Changes of Number of Restricted and Performance Shares Granted (Detail)	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Summary of related parties [line items]
Balance on December 31, 2017	739,952	332,540
Shares granted	1,738,660
Cancellation of granted shares due to termination of executive employment	(9,168)	(39,772)
Balance on December 31, 2018	1,738,660	739,952
April 9, 2018 [member]
Summary of related parties [line items]
Shares granted		207,184
September 19, 2018 [member]
Summary of related parties [line items]
Shares granted		160,000
September 24, 2018 [member]
Summary of related parties [line items]
Shares granted		80,000
April 3, 2019 [member]
Summary of related parties [line items]
Shares granted	567,876
September 2, 2019 [member]
Summary of related parties [line items]
Shares granted	440,000